UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07943
Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2026

Nuveen Georgia Municipal Bond Fund
Class A Shares/FGATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$89	0.86%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Georgia Municipal Bond Fund returned 6.46% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Georgia Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
An overweight to the utility bond sector.

Top detractors from relative performance

•
Sector positioning, especially underweights to the industrial development revenue and multi-family housing bond sectors and an underweight to the local general obligation bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.46%	(0.20)%	1.27%

Class A Shares at maximum sales charge (Offering Price)	2.01%	(1.05)%	0.84%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Georgia Index	6.40%	1.23%	2.14%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$142,875,012

Total number of portfolio holdings	93

Portfolio turnover (%)	25%

Total management fees paid for the year	$735,129

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P501_AR_0526 5533612

3

Annual Shareholder Report May 31, 2026

Nuveen Georgia Municipal Bond Fund
Class C Shares/FGCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$171	1.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Georgia Municipal Bond Fund returned 5.50% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Georgia Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
An overweight to the utility bond sector.

Top detractors from relative performance

•
Sector positioning, especially underweights to the industrial development revenue and multi-family housing bond sectors and an underweight to the local general obligation bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	5.50%	(1.00)%	0.63%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Georgia Index	6.40%	1.23%	2.14%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$142,875,012

Total number of portfolio holdings	93

Portfolio turnover (%)	25%

Total management fees paid for the year	$735,129

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P717_AR_0526 5533612

3

Annual Shareholder Report May 31, 2026

Nuveen Georgia Municipal Bond Fund
Class I Shares/FGARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Georgia Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Georgia Municipal Bond Fund returned 6.56% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Georgia Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
An overweight to the utility bond sector.

Top detractors from relative performance

•
Sector positioning, especially underweights to the industrial development revenue and multi-family housing bond sectors and an underweight to the local general obligation bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	6.56%	0.00%	1.47%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Georgia Index	6.40%	1.23%	2.14%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$142,875,012

Total number of portfolio holdings	93

Portfolio turnover (%)	25%

Total management fees paid for the year	$735,129

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P808_AR_0526 5533612

3

Annual Shareholder Report May 31, 2026

Nuveen Louisiana Municipal Bond Fund
Class A Shares/FTLAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$87	0.84%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Louisiana Municipal Bond Fund returned 7.49% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Louisiana Index, which returned 6.42%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
Overweights to out-of-state bonds, and to the local general obligation and health care bond sectors.

Top detractors from relative performance

•
Underweights to the dedicated-tax and utility bond sectors.

•
Archdiocese of New Orleans bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	7.49%	0.92%	2.08%

Class A Shares at maximum sales charge (Offering Price)	2.94%	0.06%	1.64%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Louisiana Index	6.42%	1.53%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$212,934,926

Total number of portfolio holdings	163

Portfolio turnover (%)	17%

Total management fees paid for the year	$1,092,458

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P881_AR_0526 5533624

3

Annual Shareholder Report May 31, 2026

Nuveen Louisiana Municipal Bond Fund
Class C Shares/FAFLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$169	1.64%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Louisiana Municipal Bond Fund returned 6.56% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Louisiana Index, which returned 6.42%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
Overweights to out-of-state bonds, and to the local general obligation and health care bond sectors.

Top detractors from relative performance

•
Underweights to the dedicated-tax and utility bond sectors.

•
Archdiocese of New Orleans bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.56%	0.12%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Louisiana Index	6.42%	1.53%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$212,934,926

Total number of portfolio holdings	163

Portfolio turnover (%)	17%

Total management fees paid for the year	$1,092,458

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P691_AR_0526 5533624

3

Annual Shareholder Report May 31, 2026

Nuveen Louisiana Municipal Bond Fund
Class I Shares/FTLRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Louisiana Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$66	0.64%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Louisiana Municipal Bond Fund returned 7.61% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Louisiana Index, which returned 6.42%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and non-rated bonds.

•
Overweights to out-of-state bonds, and to the local general obligation and health care bond sectors.

Top detractors from relative performance

•
Underweights to the dedicated-tax and utility bond sectors.

•
Archdiocese of New Orleans bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.61%	1.13%	2.29%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Louisiana Index	6.42%	1.53%	2.48%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$212,934,926

Total number of portfolio holdings	163

Portfolio turnover (%)	17%

Total management fees paid for the year	$1,092,458

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P857_AR_0526 5533624

3

Annual Shareholder Report May 31, 2026

Nuveen North Carolina Municipal Bond Fund
Class A Shares/FLNCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen North Carolina Municipal Bond Fund returned 6.89% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond North Carolina Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to the appropriation bond sector and underweights to the housing and airport bond sectors.

Top detractors from relative performance

•
An overweight in dedicated-tax and hospital bonds.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.89%	(0.09)%	1.39%

Class A Shares at maximum sales charge (Offering Price)	2.45%	(0.95)%	0.96%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond North Carolina Index	6.40%	1.01%	1.99%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$487,840,688

Total number of portfolio holdings	222

Portfolio turnover (%)	13%

Total management fees paid for the year	$2,379,001

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P840_AR_0526 5533636

3

Annual Shareholder Report May 31, 2026

Nuveen North Carolina Municipal Bond Fund
Class C Shares/FDCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$165	1.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen North Carolina Municipal Bond Fund returned 6.16% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond North Carolina Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to the appropriation bond sector and underweights to the housing and airport bond sectors.

Top detractors from relative performance

•
An overweight in dedicated-tax and hospital bonds.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	6.16%	(0.87)%	0.75%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond North Carolina Index	6.40%	1.01%	1.99%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$487,840,688

Total number of portfolio holdings	222

Portfolio turnover (%)	13%

Total management fees paid for the year	$2,379,001

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P683_AR_0526 5533636

3

Annual Shareholder Report May 31, 2026

Nuveen North Carolina Municipal Bond Fund
Class I Shares/FCNRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen North Carolina Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen North Carolina Municipal Bond Fund returned 7.13% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond North Carolina Index, which returned 6.40%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to the appropriation bond sector and underweights to the housing and airport bond sectors.

Top detractors from relative performance

•
An overweight in dedicated-tax and hospital bonds.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	7.13%	0.11%	1.59%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond North Carolina Index	6.40%	1.01%	1.99%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$487,840,688

Total number of portfolio holdings	222

Portfolio turnover (%)	13%

Total management fees paid for the year	$2,379,001

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065P816_AR_0526 5533636

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust III

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2026	$94,983	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2025	$94,716	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2026	$0	$0	$10,413,055	$10,413,055
May 31, 2025	$0	$0	$10,974,000	$10,974,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust III and Shareholders of Nuveen Georgia
Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina
Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and Nuveen North Carolina Municipal
Bond Fund (constituting Nuveen Multistate Trust III, hereafter collectively referred to as the "Funds") as of May 31,
2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments May 31, 2026
Georgia
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
X 141,384,508 MUNICIPAL BONDS - 99.0%   X –
CONSUMER DISCRETIONARY - 1.5%
$ 2,200,000 Geo. L. Smith II Georgia World Congress Center Authority,
Georgia, Convention Center Hotel Revenue Bonds,  First Tier
Series 2021A
4 .000% 01/01/54 $ 1,845,649
250,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel Third Tier Revenue Bonds (HMT Pledge), Series
2025C
5 .000 06/01/37 278,070
TOTAL CONSUMER DISCRETIONARY 2,123,719
EDUCATION AND CIVIC ORGANIZATIONS - 7.1%
1,250,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/44 1,238,937
1,150,000 Athens-Clarke County Unified Government Development
Authority, Georgia, Revenue Bonds, University of Georgia Project
- UGAREF West Precinct LLC, Series 2024
4 .000 06/15/49 1,066,197
750,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .375 06/15/58 740,927
815,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Georgia Tech Athletic Association Project, Series 2019A
5 .000 10/01/35 857,736
2,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2019A
5 .000 03/15/44 2,043,409
1,000,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Robert W. Woodruff Arts Center, Inc. Project, Series 2026
5 .000 03/15/36 1,129,943
200,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Spellman College, Series 2026
5 .000 06/01/39 223,369
2,750,000 Gwinnett County Development Authority,  Georgia, Revenue
Bonds, Georgia Gwinnett College Student Housing Project,
Refunding Series 2017B
5 .000 07/01/40 2,787,976
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,088,494
HEALTH CARE - 12.9%
3,590,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 3,317,888
1,880,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,754,511
2,590,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5 .000 07/01/40 2,871,922
455,000 Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2025
5 .000 07/01/41 501,784
420,000 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A
5 .000 04/01/36 425,289
2,000,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 2,048,475
2,100,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .750 04/01/53 2,266,256
530,000 Dalton Development Authority, Georgia, Revenue Bonds,
Hamilton Health Care System Inc., Series 2024B
5 .000 08/15/40 565,476
2,500,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A - BAM Insured
4 .000 07/01/49 2,300,416
2,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/43 2,370,512
TOTAL HEALTH CARE 18,422,529

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY - 3.1%
$ 750,000 (a) College Park Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Brad Blue Sky Apartments, LLC Project,  Series
2025, (Mandatory Put 4/01/28)
3 .450% 04/01/44 $ 754,682
3,600,000 DeKalb County Housing Authority, Georgia, Multifamily Housing
Revenue Bonds, Kensington Station Project, Series 2023
4 .000 12/01/33 3,643,051
TOTAL HOUSING/MULTIFAMILY 4,397,733
HOUSING/SINGLE FAMILY - 1.1%
1,500,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2025C
5 .050 12/01/45 1,544,494
TOTAL HOUSING/SINGLE FAMILY 1,544,494
TAX OBLIGATION/GENERAL - 15.0%
2,845,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5 .000 12/01/41 3,122,581
850,000 Coweta County Public Facilities Authority, Georgia, Revenue
Bonds, Coweta County Project, Series 2022
5 .000 09/01/42 915,165
1,815,000 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021
4 .000 07/01/46 1,737,865
1,000,000 Dougherty County School District, Georgia, General Obligation
Bonds, Series 2026
5 .000 06/01/34 1,144,063
1,100,000 East Point Building Authority, Georgia, Revenue Bonds, Water &
Sewer Project, Refunding Series 2017 - AGM Insured
5 .000 02/01/34 1,114,243
4,000,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc.,
Series 2017B
5 .250 02/15/45 4,036,988
1,120,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/37 1,152,279
2,000,000 Georgia State Road and Tollway Authority, Guaranteed Revenue
Bonds, Managed Lane System, Series 2021A
4 .000 07/15/39 2,042,034
750,000 Georgia State, General Obligation Bonds, Series 2022A 4 .000 07/01/41 763,412
1,625,000 Greene County School District, Georgia, General Obligation
Bonds, Series 2023
4 .000 06/01/48 1,558,481
1,000,000 Jackson County School District, Georgia, General Obligation
Bonds, School Series 2025
5 .000 03/01/33 1,135,371
400,000 Stephens County, Georgia, General Obligation Sales Tax Bonds,
Series 2026
5 .000 07/01/32 446,125
2,325,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Oconee-Hard Creek Reservoir Project, Series 2023
4 .000 02/01/47 2,286,295
TOTAL TAX OBLIGATION/GENERAL 21,454,902
TAX OBLIGATION/LIMITED - 11.8%
1,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Second Lien Series 2015B
5 .000 07/01/44 1,500,869
2,500,000 Atlanta Development Authority, Georgia, Revenue Bonds, New
Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1
5 .250 07/01/44 2,502,142
750,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5 .000 10/01/34 863,406
1,250,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5 .000 10/01/35 1,440,203
1,000,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Galleria Centre Project Series 2025
5 .000 10/01/36 1,144,610
40,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 40,303
30,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 2005 - NPFG Insured
5 .500 10/01/26 30,248
1,671,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 1,704,530
1,000,000 Perry Public Facilities Authority, Georgia, Revenue Bonds, City of
Perry Projects, Series 2025
4 .250 04/01/54 959,345
1,225,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 953,998
1,825,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 1,825,136
985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 982,207

Portfolio of Investments May 31, 2026
(continued)
Georgia

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 850,000 Rome Building Authority, Georgia, Revenue Bonds, Rome City
Schools Project, Series 2023
5 .000% 03/01/39 $ 935,117
975,000 Savannah Economic Development Authority, Georgia, Revenue
Bonds, Forsyth Park Parking Project, Series 2026A
5 .000 08/01/54 1,018,455
1,000,000 Savannah Economic Development Authority, Georgia, Revenue
Bonds, Forsyth Park Parking Project, Series 2026A
4 .500 08/01/57 994,193
TOTAL TAX OBLIGATION/LIMITED 16,894,762
TRANSPORTATION - 12.8%
1,490,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2024A-1
5 .000 07/01/54 1,541,240
1,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .500 07/01/55 1,060,818
1,190,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2021B
4 .000 07/01/38 1,206,795
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022A 5 .000 07/01/47 2,083,938
2,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2019D, (AMT)
4 .000 07/01/38 1,980,589
160,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/32 160,131
170,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/33 170,130
100,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/34 100,071
150,000 Augusta, Georgia, Airport Revenue Bonds, Refunding General
Series 2015A
5 .000 01/01/35 150,110
3,625,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/46 3,551,092
2,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 1,893,966
1,000,000 Georgia Ports Authority, Revenue Bonds, Series 2022 4 .000 07/01/47 970,799
3,200,000 Georgia Ports Authority, Revenue Bonds, Series 2022 5 .000 07/01/47 3,350,037
TOTAL TRANSPORTATION 18,219,716
U.S. GUARANTEED - 0.7% (c)
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Refunding Series 2017A, (Pre-refunded 11/01/27)
5 .000 11/01/37 1,032,751
TOTAL U.S. GUARANTEED 1,032,751
UTILITIES - 33.0%
500,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5 .000 11/01/44 551,419
500,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5 .000 11/01/45 546,291
1,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5 .000 11/01/46 1,081,781
2,180,000 Augusta, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2024A
5 .000 10/01/35 2,405,591
1,000,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/46 961,983
1,170,000 Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series
2021 - BAM Insured
4 .000 12/01/51 1,088,665
2,000,000 (a) Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fifth Series 1994,
(Mandatory Put 6/13/28)
3 .700 10/01/32 2,032,908
1,000,000 (a) Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Georgia Power Company, Fourth Series 1994,
(Mandatory Put 6/15/29)
3 .000 10/01/32 1,004,103
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4 .125 11/01/45 1,206,929
2,010,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 1,935,650
2,000,000 Cartersville, Georgia, Water and Sewer Revenue Bonds, Series
2018
5 .000 06/01/48 2,028,881
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4 .000 03/01/41 985,820

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,150,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2006B - AGM Insured
5 .250% 10/01/32 $ 1,159,771
3,850,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series  2022
5 .000 10/01/47 4,034,753
3,000,000 DeKalb County, Georgia, Water and Sewerage Revenue Bonds,
Second Resolution Series 2022
5 .000 10/01/52 3,089,363
3,000,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project P Bonds, Series 2019B
5 .000 01/01/48 3,004,611
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/27 1,029,249
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,015,120
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E
5 .000 12/01/32 1,055,142
1,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025B, (Mandatory Put 12/01/35)
5 .000 12/01/55 1,059,915
3,500,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/50 3,284,822
3,500,000 (b) Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 2,830,006
2,000,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/45 2,063,561
2,500,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2020A
5 .000 01/01/50 2,538,422
1,255,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Series 2024A - BAM Insured
5 .250 01/01/54 1,314,246
750,000 Springfield, Georgia, Water and Sewer Revenue Bonds, Series
2025
4 .500 09/01/55 750,502
2,000,000 Upper Oconee Basin Water Authority, Georgia, Water Revenue
Bonds, Series 2024
5 .000 07/01/55 2,068,397
1,045,000 Walton County Water and Sewerage Authority, Georgia, Revenue
Bonds, Walton-Hard Labor Creek Reservoir Water Treatment
Facility Project, Series 2022
5 .000 02/01/53 1,077,507
TOTAL UTILITIES 47,205,408
TOTAL MUNICIPAL BONDS
(Cost $141,500,142) 141,384,508
TOTAL LONG-TERM INVESTMENTS
(Cost $141,500,142) 141,384,508
OTHER ASSETS & LIABILITIES, NET - 1.0% 1,490,504
NET ASSETS - 100% $ 142,875,012
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
Louisiana
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.3%
X 209,232,754 MUNICIPAL BONDS - 98.3%   X –
CONSUMER DISCRETIONARY - 0.5%
$ 1,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 1,007,944
TOTAL CONSUMER DISCRETIONARY 1,007,944
CONSUMER STAPLES - 1.3%
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000 06/01/48 711,675
585,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 576,001
315,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Turbo Term Series 2016A.
Including 2016A-1, 2016A-2A and 2016A-2B
5 .000 06/01/45 275,370
160,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 155,527
1,160,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,110,757
TOTAL CONSUMER STAPLES 2,829,330
EDUCATION AND CIVIC ORGANIZATIONS - 24.5%
1,025,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 1,030,460
1,500,000 (a) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 1,478,305
815,000 Lafayette Public Trust Financing Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc. Project, Refunding Series 2012
- AGM Insured
5 .000 10/01/27 816,295
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/40 498,248
720,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Athletic Facilities Project, Refunding
Series 2021 - AGM Insured
4 .000 10/01/42 702,687
750,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin Cajun Facilities Inc. Lewis Street Parking Garage Project,
Refunding Series 2021 - AGM Insured
4 .000 10/01/42 731,966
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Housing & Parking Project,
Series 2018 - AGM Insured
5 .000 10/01/48 3,002,885
1,030,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Ragin' Cajun Facilities Inc.- Student Union/University Facilities
Project, Series 2021 - AGM Insured
4 .000 10/01/39 1,046,421
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Louisiana
Tech University Student Housing/Innovative Student Facilities Inc.
Project, Series 2016A
4 .000 10/01/46 951,679
500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/33 472,020
1,200,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/37 1,057,625

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000% 03/01/39 $ 1,062,633
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, McNeese
State University Student Parking - Cowboy Facilities, Inc. Project,
Refunding Series 2021
3 .000 03/01/42 786,766
2,385,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Nicholls
State University Student Recreation Center/NSU Facilities
Corporation Project, Refunding Series 2021
4 .000 10/01/38 2,227,750
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Ragin'
Cajun Facilities Inc.- Student Housing & Parking Project, Series
2017 - AGM Insured
5 .000 10/01/39 2,022,625
1,500,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Southeastern Louisiana University student Housing/University
Facilities Project, Series 2017 - AGM Insured
5 .000 08/01/42 1,517,342
1,300,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/39 1,295,281
220,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Tulane University, Refunding Series 2017A
5 .000 12/15/30 226,836
1,680,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 1,610,022
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 844,873
200,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase II Project, Series 2017
5 .000 07/01/42 201,739
2,365,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
4 .000 07/01/54 2,146,796
4,510,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University GreenHouse District Phase III Project, Series 2019A -
BAM Insured
5 .000 07/01/59 4,518,145
6,000,000 Louisiana Public Facilities Authority, Lease Revenue Bonds,
Provident Group-Flagship Properties LLC - Louisiana State
University Nicolson Gateway Project, Series 2016A
5 .000 07/01/51 5,949,674
500,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 501,188
540,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 540,465
2,000,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 1,981,118
270,000 (a) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 235,215
20,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/41 18,422
1,850,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series 2021
4 .000 10/01/51 1,539,471
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/48 2,006,759
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/27 254,568
250,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Series 2023A
5 .000 10/01/28 257,478
3,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Tulane University, Refunding Series 2023A
5 .000 10/15/48 3,104,822

Portfolio of Investments May 31, 2026
(continued)
Louisiana

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 (b) Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese
of New Orleans, Refunding Series 2017
5 .000% 07/01/37 $ 415,000
2,835,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/31 3,022,483
2,040,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 2,063,301
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 52,139,363
ENERGY - 1.5%
2,000,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 2,199,865
610,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 661,196
205,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 225,669
100,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 101,153
TOTAL ENERGY 3,187,883
HEALTH CARE - 13.3%
715,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5 .000 12/01/34 720,622
390,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 402,858
420,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 423,963
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
4 .000 10/01/41 1,919,548
3,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Womans Hospital Foundation Project, Refunding Series 2017A
5 .000 10/01/41 3,041,834
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Series 2017A
5 .000 07/01/47 3,011,855
3,000,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2015A-1.
Fixed Rate Mode
5 .000 06/01/45 3,045,600
300,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Louisiana Children's Medical Center Hospital, Series 2020A
4 .000 06/01/50 255,977
3,245,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Christus Health, Refunding Series 2019A
5 .000 07/01/43 3,337,667
2,200,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .250 05/15/55 2,284,344
3,980,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 4,210,530
200,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 200,005
310,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 329,138
1,000,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/32 1,056,997
1,000,000 Saint Tammany Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, St. Tammany Parish Hospital Project,
Refunding Series 2018A
4 .000 07/01/43 966,725
1,000,000 Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, North Oaks Health System Project, Refunding
Series 2021
4 .000 02/01/39 985,187

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Terrebonne Parish Hospital Service District 1, Louisiana, Hospital
Revenue Bonds, Terrebonne General Medical Center, Refunding
Series 2026
5 .500% 04/01/55 $ 2,100,862
TOTAL HEALTH CARE 28,293,712
HOUSING/MULTIFAMILY - 1.2%
1,755,000 Louisiana Housing Finance Agency, Multifamily Housing Revenue
Bonds, Mallard Crossings Apartments, Series 2011
4 .750 10/01/29 1,756,373
1,000,000 (a) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Provident Group - HSC Properties Inc - LSU Health Foundation,
New Orleans Project, Senior Lien Series 2020A-1
5 .500 01/01/50 764,957
TOTAL HOUSING/MULTIFAMILY 2,521,330
HOUSING/SINGLE FAMILY - 2.2%
750,000 Capital Area Finance Authority, Louisiana, Single Family
Mortgage Revenue Bonds, Series 2025B
5 .050 10/01/55 762,479
1,065,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2020B
3 .500 06/01/50 1,061,106
1,880,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2021D
3 .250 06/01/52 1,864,014
1,075,000 Louisiana Housing Corporation, Single Family Mortgage Revenue
Bonds, Home Ownership Program, Series 2024A
4 .650 12/01/54 1,070,141
TOTAL HOUSING/SINGLE FAMILY 4,757,740
INDUSTRIALS - 5.4%
470,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 485,842
2,835,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 2,624,067
900,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
New Orleans GOMESA Project, Series 2021
4 .000 11/01/46 809,447
2,000,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Bernard Parish GOMESA Project, Series 2025
5 .125 11/01/50 2,018,764
70,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint John the Baptist Parish GOMESA Project, Series 2019
3 .900 11/01/44 63,929
1,025,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 999,279
1,020,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Mary Parish GOMESA Project, Series 2019
4 .400 11/01/44 994,404
1,680,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Saint Tammany Parish GOMESA Project, Series 2020
3 .875 11/01/45 1,512,585
100,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 102,343
300,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 306,153
1,275,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Vermilion Parish GOMESA Project, Green Series 2019
4 .625 11/01/38 1,280,287
250,000 (a) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-
7, (AMT)
4 .500 10/01/37 244,972
TOTAL INDUSTRIALS 11,442,072

Portfolio of Investments May 31, 2026
(continued)
Louisiana

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 1.4%
$ 850,000 (a) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Christwood
Project, Refunding Series 2024
5 .250% 11/15/59 $ 803,430
2,800,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, The Glen
Retirement System Project, Series 2019A
5 .000 01/01/49 2,194,298
TOTAL LONG-TERM CARE 2,997,728
TAX OBLIGATION/GENERAL - 9.7%
1,055,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/37 1,068,556
1,600,000 Calcasieu Parish School District 23, Louisiana, General Obligation
Bonds, Public School Improvement Series 2019 - BAM Insured
4 .000 09/01/38 1,615,502
265,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/37 259,063
350,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/39 342,718
425,000 Cameron Parish School District 15, Louisiana, General Obligtion
Bonds, Series 2021
4 .000 10/01/40 416,856
1,125,000 Central Community School System, East Baton Rouge Parish,
Louisiana, General Obligation Bonds, Series 2020
4 .000 03/01/39 1,134,880
545,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/39 548,577
1,000,000 Livingston Parish School District 1, Louisiana, General Obligation
Bonds, Series 2021 - BAM Insured
4 .000 05/01/41 1,001,257
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Lake
Charles Rebound Project, Series 2026
4 .500 05/01/55 991,838
980,000 Louisiana State, General Obligation Bonds, Series 2021A 5 .000 03/01/41 1,043,807
2,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 2,005,919
125,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5 .000 12/01/27 125,170
1,835,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2022
5 .250 12/01/38 1,949,246
1,125,000 Saint John Baptist Parish, Louisiana, General Obligation Bonds,
Series 2026
5 .000 03/01/45 1,208,527
1,800,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/41 1,922,243
2,155,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/42 2,285,289
1,305,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4 .000 03/01/38 1,324,520
1,430,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
Hospital Revenue Bonds, Series 2021 - BAM Insured
4 .000 03/01/40 1,441,897
TOTAL TAX OBLIGATION/GENERAL 20,685,865
TAX OBLIGATION/LIMITED - 12.5%
170,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
4 .000 11/15/39 159,279
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2017B - AGM Insured
5 .000 12/01/42 3,056,930
2,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/38 2,017,404
3,000,000 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special
Sales Tax Revenue Bonds, Series 2019B - AGM Insured
4 .000 12/01/39 3,014,277
1,575,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate Lien
Series 2025C
6 .000 09/15/55 1,611,944
1,000,000 (a) Juban Trails Community Development District, Livingston Parish,
Louisiana, Special Assessment  Revenue Bonds, Series 2022
4 .250 06/01/51 826,621
1,000,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .500 06/01/52 1,020,356

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 735,000 Louisana Public Facilities Authority, Louisiana, Revenue Bonds,
Nineteenth Judical District Court Building Project, Refunding
Series 2015
4 .500% 06/01/47 $ 734,980
4,060,000 Louisiana Stadium and Exposition District, Revenue Bonds,
Senior Series 2023A
5 .250 07/01/53 4,191,069
725,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/41 733,614
1,000,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Correctional Institution for Women Series 2023
4 .000 10/01/43 1,000,545
1,435,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/38 1,455,459
1,305,000 Louisiana State Correctional Facilities Corporation, Lease
Revenue Bonds, Office of Juvenile Justice Project, Series 2021
4 .000 10/01/40 1,317,443
3,505,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2024A
4 .000 05/01/44 3,427,270
160,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 166,188
365,000 (a) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
5 .000 12/01/27 284,700
344,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 125,566
750,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/37 759,994
680,000 Saint Charles Parish School Board, Louisiana, Sales & Use Tax
Bonds, Series 2019
4 .000 08/01/39 685,744
TOTAL TAX OBLIGATION/LIMITED 26,589,383
TRANSPORTATION - 13.0%
2,000,000 Board of Commissioners of the Port of New Orleans Port Facility
Revenue Bonds, Louisiana, Series 2020 D (Non-AMT) and Series
2020E (AMT)
5 .000 04/01/50 2,026,557
785,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 781,701
1,085,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5 .000 11/01/46 1,134,672
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .000 10/01/34 107,214
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/35 108,865
175,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/37 189,067
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/38 107,504
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/39 106,986
100,000 Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2024A, (AMT)
5 .250 10/01/40 106,454
5,465,000 Louisiana Publics Facilities Authority, Louisiana, Revenue Bonds,
I-10 Calcasieu River Bridge Public-Private Partnership Project,
Senior Lien Series 2024, (AMT)
5 .000 09/01/66 5,358,117
200,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/37 201,087
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/38 1,003,979
1,015,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Gilf Opportunity Zone Project, Refunding Series 2019
4 .000 01/01/39 1,017,732
1,880,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 1,880,782
1,000,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/49 1,030,795
1,250,000 New Orleans Aviation Board, Louisiana, General Airport Revenue
Bonds, Series 2024C-2, (AMT)
5 .250 01/01/51 1,285,423

Portfolio of Investments May 31, 2026
(continued)
Louisiana

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,800,000 New Orleans Aviation Board, Louisiana, Special Facility Revenue
Bonds, Parking Facilities Corporation Consolidated Garage
System, Series 2018A - AGM Insured
5 .000% 10/01/43 $ 1,836,506
840,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 839,996
1,115,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,175,845
500,000 (a) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 442,166
4,000,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, AMT Series 2025B, (AMT)
5 .500 04/01/54 4,176,692
2,750,000 Port New Orleans Board of Commissioners, Louisiana, Revenue
Bonds, Port Facilities, Refunding Series 2018B - AGM Insured,
(AMT)
5 .000 04/01/45 2,769,962
TOTAL TRANSPORTATION 27,688,102
U.S. GUARANTEED - 0.0% (e)
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 86,339
TOTAL U.S. GUARANTEED 86,339
UTILITIES - 11.8%
1,665,000 East Baton Rouge Sewerage Commission, Louisiana, Revenue
Bonds, Refunding Series 2019A
4 .000 02/01/45 1,643,717
505,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/35 554,502
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,016,347
1,150,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,198,203
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 572,373
1,750,000 Lafourche Parish Water District 1, Louisiana, Water Revenue
Bonds, Series 2025
4 .375 01/01/50 1,678,082
1,525,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
East Baton Rouge Sewerage Commission Projects, Refunding
Subordinate Lien Series 2024 - BAM Insured
5 .000 02/01/41 1,642,613
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue Bonds,
Entergy Lousiana, LLC Project, Refunding Series 2021B
2 .500 04/01/36 867,156
7,315,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power
LLC Project, Series 2008
4 .250 12/01/38 7,315,448
1,085,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
5 .000 06/01/45 1,089,299
1,000,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds,
Series 2020B
4 .000 06/01/50 869,100
1,000,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 1,039,551
1,505,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000 05/01/42 1,508,186
1,000,000 Pineville, Louisiana, Utility Revenue Bonds, Series 2022 - BAM
Insured
4 .000 05/01/47 953,127
365,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4 .000 12/01/49 328,270
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2020B
3 .000 12/01/50 1,070,356
1,000,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Refunding Series 2024
4 .000 12/01/44 920,702
295,000 Tangipahoa Water District, Tangipahoa, Louisiana, Water
Revenue Bonds, Series 2021 - BAM Insured
4 .000 12/01/38 299,847

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 500,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000% 07/01/31 $ 439,084
TOTAL UTILITIES 25,005,963
TOTAL MUNICIPAL BONDS
(Cost $214,401,971) 209,232,754
TOTAL LONG-TERM INVESTMENTS
(Cost $214,401,971) 209,232,754
OTHER ASSETS & LIABILITIES, NET - 1.7% 3,702,172
NET ASSETS - 100% $ 212,934,926
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $27,167,603 or 13.0% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
North Carolina
See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.1%
X 483,683,282 MUNICIPAL BONDS - 99.1%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 13.4%
$ 1,995,000 Appalachian State University, North Carolina, General Revenue
Bonds, Millennial Campus End Zone Project, Series 2018
5 .000% 05/01/44 $ 2,046,712
3,415,000 Appalachian State University, North Carolina, General Revenue
Bonds, Series 2019
4 .000 10/01/48 3,147,157
225,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5 .000 11/01/34 252,431
465,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/29 487,454
745,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/30 782,174
1,500,000 Elizabeth City State University, North Carolina, General Revenue
Bonds, Series 2019 - AGM Insured
5 .000 04/01/40 1,539,056
1,000,000 North Carolina Capital Facilities Finance Agency, Educational
Facilities Revenue Bonds, Campbell University, Refunding Series
2021A
5 .000 10/01/33 1,045,571
800,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/33 768,601
685,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2016
4 .000 06/01/34 650,960
3,500,000 North Carolina Capital Facilities Financing Agency, Educational
Facilities Revenue Bond, Meredith College, Refunding Series
2018
5 .000 06/01/38 3,497,928
725,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2026
5 .000 01/01/36 836,615
3,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Series 2018
4 .000 01/01/48 2,815,865
1,035,000 North Carolina Central University, General Revenue Bonds,
Series 2019
5 .000 04/01/38 1,064,765
3,600,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Refunding Senior Series 2025A, (AMT)
5 .000 06/01/33 3,799,099
1,000,000 North Carolina State Education Assistance Authority, Student
Loan Revenue Bonds, Senior Series 2020A, (AMT)
5 .000 06/01/28 1,026,787
1,700,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/40 1,727,424
1,790,000 North Carolina State University at Raleigh, General Revenue
Bonds, Refunding Series 2018
4 .000 10/01/41 1,805,646
3,660,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/45 3,576,183
1,250,000 North Carolina State University at Raleigh, General Revenue
Bonds, Series 2024B
4 .000 10/01/46 1,200,955
230,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
5 .000 10/01/31 236,625
4,415,000 University of North Carolina, Charlotte, General Revenue Bonds,
Refunding Series 2017A
4 .000 10/01/40 4,382,144
3,165,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/42 3,226,395
5,600,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2017
5 .000 10/01/47 5,671,926
1,000,000 University of North Carolina, Charlotte, General Revenue Bonds,
Series 2020A
4 .000 10/01/37 1,009,473
1,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Refunding Series 2017
5 .000 04/01/30 1,040,581
6,000,000 University of North Carolina, Greensboro, General Revenue
Bonds, Series 2018
5 .000 04/01/43 6,145,529
4,500,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2018
5 .000 10/01/43 4,581,940

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 6,000,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2020B
4 .000% 04/01/45 $ 5,949,577
1,050,000 Western Carolina University, North Carolina, General Revenue
Bonds, Series 2025
4 .250 04/01/43 1,076,033
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 65,391,606
HEALTH CARE - 13.1%
3,000,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/36 3,003,802
1,685,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare System,
Refunding Series 2016A
5 .000 01/15/40 1,686,595
3,750,000 Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018A
4 .000 01/15/39 3,762,484
500,000 (a) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, Doing Business as Atrium Health,
Refunding Series 2018D, (Mandatory Put 6/15/27)
3 .625 01/15/48 503,934
1,470,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .000 02/01/32 1,603,059
1,500,000 Nash Health Care Systems, North Carolina, Health Care Facilities
Revenue Bonds, Series 2025
5 .750 02/01/50 1,612,824
3,000,000 National Finance Authority, New Hampshire, Revenue Bonds,
Winston-Salem Sustainable Energy Partners Series 2025A
5 .000 12/01/35 3,313,399
1,250,000 North Carolina Medial Care Commission, Health Care Facilities
Revenue Bonds, Rex Healthcare, Series 2020A
5 .000 07/01/33 1,332,977
28,995,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Novant Health Obligated Group, Series 2019A
4 .000 11/01/49 26,130,004
5,860,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Vidant Health, Refunding Series 2015
5 .000 06/01/40 5,863,101
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/31 1,050,132
1,000,000 North Carolina Medical Care Commission, Health Care Facilities
Revenues Bonds, Wake Forest Baptist Obligated Group, Series
2019A
5 .000 12/01/33 1,046,011
3,535,000 University of North Carolina, Chapel Hill, North Carolina, Hospital
Revenue Bonds, System Series 2019
5 .000 02/01/49 3,874,219
8,010,000 University of North Carolina, Chapel Hill, Revenue Bonds,
Hospital System, Series 2019
5 .000 02/01/45 9,079,723
TOTAL HEALTH CARE 63,862,264
HOUSING/MULTIFAMILY - 1.8%
3,250,000 Gastonia Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Hoffman Homes, Series 2025
4 .550 12/01/41 3,377,913
1,250,000 Gastonia Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, The Lofts at Hudson, series 2026
4 .600 11/01/44 1,277,596
4,125,000 Raleigh Housing Authority, North Carolina, Multifamily Housing
Revenue Bonds, Parkside Apartments Project Series 2024A
4 .400 12/01/43 4,140,501
TOTAL HOUSING/MULTIFAMILY 8,796,010
HOUSING/SINGLE FAMILY - 1.9%
1,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6 .250 07/01/57 1,136,920
4,905,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4 .900 07/01/43 5,016,594
1,990,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 57-A
6 .250 01/01/56 2,223,721
985,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Social Series 52-A
5 .000 07/01/46 1,005,130
TOTAL HOUSING/SINGLE FAMILY 9,382,365

Portfolio of Investments May 31, 2026
(continued)
North Carolina

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 3.9%
$ 105,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Deerfield Episcopal Retirement Community,
Refunding First Mortgage Series 2016
5 .000% 11/01/37 $ 105,452
285,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/30 290,191
295,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/31 300,791
550,000 North Carolina Medical Care Commission, Health Care Facilities
Revenue Bonds, Lutheran Services for the Aging, Series 2021A
4 .000 03/01/41 532,285
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Deerfield Episcopal Retirement
Community Inc., Series 2026A
5 .250 11/01/56 1,007,566
2,970,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, EveryAge, Series 2021A
4 .000 09/01/47 2,688,470
1,300,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Porters Neck Village, Series
2026A
5 .125 01/01/61 1,285,470
1,105,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Sharon Towers, Series 2019A
5 .000 07/01/44 1,108,227
1,250,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Twin Lakes Community, Series
2025A
5 .250 01/01/55 1,264,145
550,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/30 553,210
225,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Refunding Series 2016A
5 .000 10/01/31 226,254
265,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/45 278,314
1,600,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/56 1,615,297
505,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .000 12/01/37 549,799
2,400,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .000 12/01/41 2,564,884
1,250,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Carol Woods Project, Series 2025
5 .250 12/01/55 1,284,107
1,260,000 North Carolina Medical Care Commission, Retirement Facility
First Mortgage Revenue Bonds, Everyage, Series 2024B
5 .000 09/01/44 1,313,138
900,000 North Carolina Medical Care Commission, Retirement Facility
Revenue Bonds, Penick Village Project First Mortgage Series
2024A
5 .000 09/01/34 955,101
1,225,000 North Carolina Medical Care Commission, Revenue Bonds, First
Mortgage Galloway Ridge Project, Refunding Series 2019A
5 .000 01/01/39 1,187,761
TOTAL LONG-TERM CARE 19,110,462
TAX OBLIGATION/GENERAL - 11.1%
500,000 Asheville, North Carolina, General Obligation Bonds, Refunding
Series 2023
4 .000 06/01/39 516,710
1,250,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2026B
5 .000 06/01/42 1,398,388
1,250,000 Buncombe County, North Carolina, Limited Obligation Bonds,
Series 2026B
5 .000 06/01/43 1,389,485
1,750,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2016A
4 .000 07/01/36 1,751,009
1,000,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2024
5 .000 07/01/32 1,130,783
1,250,000 Charlotte, North Carolina, General Obligation Bonds, Refunding
Series 2025B
5 .000 07/01/31 1,392,754
2,020,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/40 2,072,350

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000% 06/01/41 $ 1,027,747
1,870,000 County of Durham, North Carolina, General Obligation Bonds,
Refunding Series 2023
4 .000 06/01/42 1,896,540
1,075,000 Durham, North Carolina, Limited Obligation Bonds, Series 2026A 5 .000 04/01/43 1,193,239
500,000 Fuquay-Varina, North Carolina, General Obligation Bonds,
Transportation Series 2025
4 .000 08/01/41 517,500
500,000 Fuquay-Varina, North Carolina, General Obligation Bonds,
Transportation Series 2025
4 .000 08/01/42 511,260
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/41 1,547,903
1,510,000 Garner, North Carolina, General Obligation Bonds, Public
Improvement Series 2025B
4 .000 02/01/42 1,535,697
3,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/41 3,066,350
2,095,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/44 2,095,563
1,000,000 Guilford County, North Carolina, General Obligation Bonds,
School Series 2025
4 .000 03/01/43 1,007,484
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
5 .000 12/01/37 1,653,372
1,270,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/39 1,316,980
1,450,000 Huntersville, North Carolina, General Obligation Bonds, Public
Improvement Series 2024
4 .000 12/01/40 1,501,962
1,500,000 Iredell County, North Carolina, General Obligation Bonds, School
Series 2025
4 .000 04/01/42 1,532,739
2,000,000 Pender County, North Carolina, General Obligation Bonds,
School Series 2024
4 .000 03/01/43 2,006,844
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/36 1,129,001
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/38 1,117,625
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/40 1,099,323
1,000,000 Pender County, North Carolina, Limited General Obligation
Bonds, Series 2024A
5 .000 04/01/41 1,092,714
1,260,000 Sampson County Water & Sewer District II, North Carolina,
General Obligation Bonds, Refunding Series 2015
5 .000 06/01/40 1,261,266
4,060,000 Union County, North Carolina, General Obligation Bonds, School
Series 2023
5 .000 09/01/42 4,444,747
810,000 Wake County, North Carolina, General Obligation Bonds, Parks,
Greenways, Recreation and Open Space, Series 2022C
5 .000 02/01/29 862,383
5,000,000 Wake County, North Carolina, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 05/01/39 5,547,015
500,000 Wake County, North Carolina, Limited Obligation Bonds,
Refunding Series 2016A
5 .000 12/01/35 504,953
2,000,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2024
5 .000 05/01/36 2,269,810
2,570,000 Wake County, North Carolina, Limited Obligation Bonds, Series
2025B
5 .000 05/01/38 2,928,415
TOTAL TAX OBLIGATION/GENERAL 54,319,911
TAX OBLIGATION/LIMITED - 20.9%
875,000 Ashe County, North Carolina, Limited Obligation Bonds, Series
2025
4 .125 06/01/43 882,570
400,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/29 407,476
100,000 Burke County, North Carolina, Limited Obligation Bonds, Series
2018
5 .000 04/01/31 101,788
3,000,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2022A
5 .000 06/01/40 3,257,159
3,750,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/41 4,143,900

Portfolio of Investments May 31, 2026
(continued)
North Carolina

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 6,850,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000% 08/01/42 $ 7,519,234
1,500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/43 1,637,660
500,000 Cabarrus County, North Carolina, Limited Obligation Installment
Financing Contract Bonds, Refunding Series 2024A
5 .000 08/01/44 541,573
310,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/33 329,185
1,000,000 Charlotte, North Carolina, Certificates of Participation,
Convention Facilities Project, Series 2019A
5 .000 06/01/44 1,033,573
1,250,000 Charlotte, North Carolina, Certificates of Participation,
Government Facilities & Equipment , Series 2026
5 .000 12/01/40 1,421,964
1,465,000 Charlotte, North Carolina, Certificates of Participation, Nascar
Hall of Fame Public Facilities, Refunding Series 2019C
4 .000 06/01/37 1,491,013
1,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000 12/01/49 964,404
3,000,000 Charlotte, North Carolina, Storm Water Fee Revenue Bonds,
Refunding Series 2024
4 .000 12/01/54 2,798,098
250,000 Dare County, North Carolina, Limited Obligation Bonds, Series
2025A
5 .000 06/01/34 286,975
1,265,000 Durham Capital Financing Corporation, Durham County, North
Carolina, Limited Obligation Bonds, Refunding Series 2016
5 .000 12/01/30 1,280,266
900,000 Greensboro, North Carolina Limited Obligation Bonds, Series
2024
4 .000 10/01/44 902,166
930,000 Harnett County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 04/01/33 1,044,630
4,000,000 (b) Johnston County Finance Corporation, North Carolina, Limited
Obligation Bonds, Series 2026
5 .000 04/01/34 4,587,336
600,000 Lee County, North Carolina, Limited Obligation Bonds, Series
2018
4 .000 05/01/36 602,543
2,000,000 Mecklenburg County, North Carolina, Limited Obligation Bonds,
Series 2025
4 .000 02/01/43 2,022,201
105,000 (c) Mooresville, North Carolina, Special Assessment Revenue Bonds,
Series 2015
5 .375 03/01/40 105,096
660,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/37 733,860
920,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/39 1,012,918
930,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/41 1,011,800
935,000 Nags Head, North Carolina, Limited Obligation Bonds, Series
2023
5 .000 06/01/42 1,010,110
1,000,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/40 1,110,218
680,000 New Hanover County, North Carolina, Limited Obligation Bonds,
Series 2024
5 .000 10/01/42 747,086
260,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/28 265,820
3,275,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2017B
5 .000 05/01/29 3,343,147
900,000 North Carolina State, Limited Obligation Bonds, Series 2020B 3 .000 05/01/32 893,459
2,165,000 North Carolina State, Limited Obligation Bonds, Series 2020B 5 .000 05/01/32 2,344,217
1,785,000 North Carolina State, Limited Obligation Bonds, Series 2022A 5 .000 05/01/32 2,002,341
5,150,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/42 2,575,153
15,500,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/47 5,745,466
6,000,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/48 2,106,360
2,600,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Capital Appreciation Series 2019
0 .000 01/01/49 865,443
4,875,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Series 2018A
4 .000 01/01/36 4,919,855

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,950,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000% 10/01/33 $ 3,368,951
1,975,000 Orange County, North Carolina, Limited Obligation Bonds, Series
2025
5 .000 10/01/34 2,276,790
3,554,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 2,767,763
5,296,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 5,296,395
2,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 2,204,869
7,405,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 7,384,001
1,360,000 Rowan County, North Carolina, Limited Obligation Bonds, Series
2024
4 .000 04/01/44 1,345,367
3,570,000 Sampson County, North Carolina, Limited Obligaiton Bonds,
Refunding Series 2017
5 .000 09/01/40 3,628,236
500,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/30 514,519
250,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2017
5 .000 12/01/33 256,083
660,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/33 686,329
690,000 Scotland County, North Carolina, Limited Obligation Bonds,
Series 2018
5 .000 12/01/35 715,257
500,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/40 550,374
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/41 1,370,014
1,250,000 Wilmington, North Carolina, Limited Obligation Bonds, Series
2023D
5 .000 09/01/43 1,355,948
TOTAL TAX OBLIGATION/LIMITED 101,768,959
TRANSPORTATION - 16.0%
1,925,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/42 1,955,018
5,610,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Refunding Series 2017A
5 .000 07/01/47 5,655,656
6,000,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2023A
5 .000 07/01/53 6,192,100
1,500,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 12/31/37 1,501,141
10,170,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 10,082,425
865,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/27 828,573
880,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/29 769,885
175,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/32 132,076
1,500,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/34 1,022,073
2,905,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/35 1,879,133
3,735,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/38 2,071,947
3,995,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/39 2,107,824
2,385,000 (d) North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Capital Appreciation Series 2017C
0 .000 07/01/40 1,196,606
1,200,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 1,200,049
70,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/34 53,723

Portfolio of Investments May 31, 2026
(continued)
North Carolina

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 3,760,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000% 01/01/35 $ 2,768,101
19,000,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/36 13,387,884
19,150,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/37 12,889,107
15,615,000 (d) North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2009B - AGC Insured
0 .000 01/01/38 10,032,864
2,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2024A - AGM Insured
5 .000 01/01/58 2,035,955
300,000 Raleigh Durham Airport Authority, North Carolina, Airport
Revenue Bonds, Refunding Series 2015A
5 .000 05/01/30 300,547
TOTAL TRANSPORTATION 78,062,687
U.S. GUARANTEED - 2.9% (e)
400,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
4 .000 12/01/38 402,677
1,700,000 Cary, North Carolina, Combined Enterprise System Revenue
Bonds, Series 2017, (Pre-refunded 12/01/26)
5 .000 12/01/41 1,719,767
2,895,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/35 2,988,044
2,990,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/42 3,086,098
960,000 New Hanover County, North Carolina, Hospital Revenue Bonds,
New Hanover Regional Medical Center, Series 2017, (Pre-
refunded 10/01/27)
5 .000 10/01/47 990,854
5,000,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding Series
2016, (Pre-refunded 7/01/26)
4 .000 01/01/35 5,005,075
TOTAL U.S. GUARANTEED 14,192,515
UTILITIES - 14.1%
1,800,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3 .000 04/01/46 1,420,619
1,895,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/38 1,916,946
4,615,000 Cape Fear Public Utility Authority, North Carolina,  Water and
Sewer System Revenue Bonds, Refunding Series 2019A
4 .000 08/01/44 4,582,275
1,000,000 Charlotte, North Carolina, Water and Sewer System Revenue
Bonds, Series 2024
5 .000 07/01/35 1,148,725
3,875,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2023
5 .000 09/01/48 4,094,239
1,900,000 Clayton, North Carolina, Water and Sewer System Revenue
Bonds, Series 2022
5 .000 08/01/45 2,021,074
750,000 Durham, North Carolina, Utility System Revenue Bonds,
Refunding Series 2026
5 .000 08/01/44 830,935
4,045,000 Fayetteville Public Works Commission, North Carolina, Revenue
Bonds, Series 2023
5 .000 03/01/40 4,424,388
1,130,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
5 .000 06/01/32 1,269,014
1,250,000 Fuquay-Varina, North Carolina, Combined Utilities Revenue
Bonds, Series 2024C
4 .125 06/01/49 1,212,779
5,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2017A
4 .000 06/01/47 4,916,144
1,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/49 1,052,442
3,000,000 Greensboro, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2024B
5 .000 06/01/54 3,126,968
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/41 335,314
325,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .000 12/01/42 327,455

See Notes To Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 300,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125% 12/01/43 $ 302,340
330,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
4 .125 12/01/44 331,305
725,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2022
5 .000 12/01/46 763,999
340,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/30 371,078
275,000 Greenville Utilities Commission, North Carolina, Combined
Enterprise System Revenue Bonds, Series 2025
5 .000 09/01/31 304,633
3,330,000 Greenville, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2016
4 .000 04/01/46 3,320,619
1,000,000 High Point, North Carolina Combined Enterprise System Revenue
Bonds, Series 2022
4 .000 11/01/46 987,537
3,500,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000 04/01/48 3,400,761
4,125,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2023
4 .000 04/01/53 3,862,055
3,335,000 Johnston County, North Carolina, Water and Sewer Revenue
Bonds, Series 2024
5 .000 04/01/49 3,481,736
2,870,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
5 .000 08/01/41 3,145,839
1,750,000 Metropolitan Sewerage District of Buncombe County, North
Carolina, Sewerage System Revenue Bonds, Series 2014
5 .000 07/01/39 1,752,346
1,430,000 Monroe, North Carolina, Combined Enterprise System Revenue
Bonds, Refunding Series 2017
5 .000 03/01/43 1,441,561
295,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2015A
5 .000 01/01/27 296,669
740,000 North Carolina Municipal Power Agency 1, Catawba Electric
Revenue Bonds, Refunding Series 2016A
5 .000 01/01/30 741,346
1,215,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/27 1,243,706
1,335,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/28 1,365,229
1,000,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2017
5 .000 06/01/33 1,019,920
760,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000 06/01/32 849,486
885,000 Oak Island, North Carolina, Enterprise System Revenue Bonds,
Refunding Series 2025
5 .000 06/01/34 1,009,789
1,800,000 Onslow County, North Carolina, Combined Enterprise System
Revenue Bonds, Series 2023
5 .000 12/01/53 1,851,319
1,805,000 Sanford, North Carolina, Enterprise Systems Revenue Bonds,
Refunding Series 2019
4 .000 06/01/45 1,793,338
1,020,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/31 1,021,783
500,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2015
5 .000 06/01/32 500,846
1,275,000 Union County, North Carolina, Enterprise System Revenue
Bonds, Series 2021
3 .000 06/01/51 957,946
TOTAL UTILITIES 68,796,503
TOTAL MUNICIPAL BONDS
(Cost $475,881,900) 483,683,282
TOTAL LONG-TERM INVESTMENTS
(Cost $475,881,900) 483,683,282
OTHER ASSETS & LIABILITIES, NET - 0.9% 4,157,406
NET ASSETS - 100% $ 487,840,688
AMT Alternative Minimum Tax

Portfolio of Investments May 31, 2026
(continued)
North Carolina

See Notes To Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $105,096 or 0.0% of Total Investments.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2026 Georgia Louisiana North Carolina
ASSETS
Long-term investments, at value
†
$ 141,384,508 $ 209,232,754 $ 483,683,282
Receivables:
Interest 2,168,006 2,891,443 5,965,153
Investments sold – 65,000 7,795,000
Shares sold 146,942 181,940 34,743
Sale of Vistra Vision interest
#
(1)
– 1,954,516 –
Other 3,454 11,444 31,180
Total assets 143,702,910 214,337,097 497,509,358
LIABILITIES
Cash overdraft 315,696 628,701 2,071,940
Payables:
Management fees 60,519 90,290 201,253
Dividends 63,039 71,283 219,013
Interest 327 2,568 1,088
Investments purchased - regular settlement – – 1,359,467
Investments purchased - when-issued/delayed-delivery settlement – – 4,545,680
Shares redeemed 249,375 402,057 961,441
Vistra Vision sale transactions costs
(1)
– 44,461 –
Accrued expenses:
Custodian fees 43,457 61,434 89,877
Trustees fees 4,880 6,413 34,153
Professional fees 36,294 37,975 43,657
Shareholder reporting expenses 10,858 10,757 21,294
Shareholder servicing agent fees 25,719 21,050 79,484
12b-1 distribution and service fees 15,945 22,270 35,450
Other 1,789 2,912 4,873
Total liabilities 827,898 1,402,171 9,668,670
Net assets $ 142,875,012 $ 212,934,926 $ 487,840,688
NET ASSETS CONSIST OF:
Paid-in capital $ 163,502,261 $ 226,904,776 $ 537,748,513
Total distributable earnings (loss) (20,627,249) (13,969,850) (49,907,825)
Net assets $ 142,875,012 $ 212,934,926 $ 487,840,688
†
   Long-term investments, cost $ 141,500,142 $ 214,401,971 $ 475,881,900
#
   Net of discount of $ – $ 66,422 $ –
(1)
Refer to Note 4 of the Notes to Financial Statements for more information.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Georgia Louisiana North Carolina
CLASS A:
Net assets $ 87,272,961 $ 115,326,643 $ 193,776,857
Shares outstanding 8,998,446 10,905,090 19,294,021
Net asset value ("NAV") per share $ 9.70 $ 10.58 $ 10.04
Maximum sales charge 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus maximum sales charge) $ 10.13 $ 11.04 $ 10.48
CLASS C:
Net assets $ 1,413,554 $ 3,220,134 $ 2,988,676
Shares outstanding 146,112 306,049 297,508
NAV and offering price per share $ 9.67 $ 10.52 $ 10.05
CLASS I:
Net assets $ 54,188,497 $ 94,388,149 $ 291,075,155
Shares outstanding 5,601,337 8,911,712 28,898,444
NAV and offering price per share $ 9.67 $ 10.59 $ 10.07
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2026 Georgia Louisiana North Carolina
INVESTMENT INCOME
Interest $ 5,985,545 $ 9,555,417 $ 19,250,800
Total investment income 5,985,545 9,555,417 19,250,800
EXPENSES
– – –
Management fees 735,129 1,092,458 2,379,001
12b-1 service fees - Class A 184,299 238,595 404,576
12b-1 distribution and service fees - Class C 16,347 39,405 31,757
Shareholder servicing agent fees - Class A 53,496 37,827 112,106
Shareholder servicing agent fees - Class C 949 1,236 1,760
Shareholder servicing agent fees - Class I 30,189 30,183 154,656
Interest expense 15,235 77,815 34,744
Trustees fees 7,211 10,702 23,819
Custodian expenses, net 31,017 38,145 64,783
Registration fees 5,937 5,873 6,476
Professional fees 49,951 53,646 63,238
Shareholder reporting expenses 27,797 29,588 42,267
Other 10,650 11,313 16,257
Total expenses 1,168,207 1,666,786 3,335,440
Net investment income (loss) 4,817,338 7,888,631 15,915,360
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (657,091) (3,436,897) (2,176,706)
Net realized gain (loss) (657,091) (3,436,897) (2,176,706)
Change in unrealized appreciation (depreciation) on:
Investments 5,042,936 11,310,023 18,790,171
Net change in unrealized appreciation (depreciation) 5,042,936 11,310,023 18,790,171
Net realized and unrealized gain (loss) 4,385,845 7,873,126 16,613,465
Net increase (decrease) in net assets from operations $ 9,203,183 $ 15,761,757 $ 32,528,825

Statement of Changes in Net Assets
See Notes to Financial Statements

Georgia Louisiana
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 4,817,338 $ 5,163,255 $ 7,888,631 $ 6,715,622
Net realized gain (loss) (657,091) (988,481) (3,436,897) (293,811)
Net change in unrealized appreciation (depreciation) 5,042,936 (2,429,746) 11,310,023 (8,047,193)
Net increase (decrease) in net assets from operations 9,203,183 1,745,028 15,761,757 (1,625,382)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,975,752) (3,207,874) (4,027,157) (3,897,800)
Class C (39,583) (47,477) (101,512) (127,049)
Class I (1,781,635) (1,927,867) (3,409,485) (3,006,140)
Total distributions (4,796,970) (5,183,218) (7,538,154) (7,030,989)
FUND SHARE TRANSACTIONS
Subscriptions 21,952,462 29,327,073 33,301,921 53,656,786
Reinvestments of distributions 4,006,614 4,452,419 6,558,545 6,090,170
Redemptions (37,241,151) (58,687,079) (53,395,426) (46,557,763)
Net increase (decrease) from Fund share transactions (11,282,075) (24,907,587) (13,534,960) 13,189,193
Net increase (decrease) in net assets (6,875,862) (28,345,777) (5,311,357) 4,532,822
Net assets at the beginning of period 149,750,874 178,096,651 218,246,283 213,713,461
Net assets at the end of period $ 142,875,012 $ 149,750,874 $ 212,934,926 $ 218,246,283

See Notes to Financial Statements

North Carolina
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 15,915,360 $ 15,937,304
Net realized gain (loss) (2,176,706) (2,075,850)
Net change in unrealized appreciation (depreciation) 18,790,171 (9,334,412)
Net increase (decrease) in net assets from operations 32,528,825 4,527,042
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (6,319,908) (5,533,858)
Class C (74,204) (87,149)
Class I (9,378,651) (10,071,250)
Total distributions (15,772,763) (15,692,257)
FUND SHARE TRANSACTIONS
Subscriptions 104,133,882 161,184,137
Reinvestments of distributions 13,115,452 12,444,377
Redemptions (146,064,028) (186,492,908)
Net increase (decrease) from Fund share transactions (28,814,694) (12,864,394)
Net increase (decrease) in net assets (12,058,632) (24,029,609)
Net assets at the beginning of period 499,899,320 523,928,929
Net assets at the end of period $ 487,840,688 $ 499,899,320

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Georgia
Class
A
5/31/26
$ 9.41 $ 0.31 $ 0.29 $ 0.60 $ (0.31) $ — $ (0.31) $ 9.70
5/31/25
9.64 0.29 (0.22) 0.07 (0.30) — (0.30) 9.41
5/31/24
9.65 0.28 (0.01) 0.27 (0.28) — (0.28) 9.64
5/31/23
10.05 0.10 (0.26) (0.16) (0.24) — (0.24) 9.65
5/31/22
11.22 0.22 (1.18) (0.96) (0.21) — (0.21) 10.05
Class
C
5/31/26
9.39 0.23 0.28 0.51 (0.23) — (0.23) 9.67
5/31/25
9.61 0.21 (0.22) (0.01) (0.21) — (0.21) 9.39
5/31/24
9.62 0.20 (0.01) 0.19 (0.20) — (0.20) 9.61
5/31/23
10.02 0.02 (0.26) (0.24) (0.16) — (0.16) 9.62
5/31/22
11.18 0.13 (1.17) (1.04) (0.12) — (0.12) 10.02
Class
I
5/31/26
9.39 0.33 0.28 0.61 (0.33) — (0.33) 9.67
5/31/25
9.61 0.31 (0.22) 0.09 (0.31) — (0.31) 9.39
5/31/24
9.63 0.30 (0.02) 0.28 (0.30) — (0.30) 9.61
5/31/23
10.02 0.12 (0.25) (0.13) (0.26) — (0.26) 9.63
5/31/22
11.19 0.24 (1.17) (0.93) (0.24) — (0.24) 10.02
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .46% $ 87,273 0 .86% 0 .85% 3 .24% 25%
0 .62 95,637 0 .86 0 .84 3 .01 15
2 .84 114,337 0 .85 0 .84 2 .88 13
( 1 .58 ) 121,565 0 .84 0 .83 1 .01 40
( 8 .66 ) 124,199 0 .83 0 .83 1 .98 19
5 .50 1,414 1 .66 1 .65 2 .44 25
( 0 .12 ) 1,818 1 .66 1 .64 2 .21 15
2 .00 2,389 1 .65 1 .64 2 .08 13
( 2 .39 ) 3,125 1 .65 1 .64 0 .19 40
( 9 .35 ) 4,704 1 .63 1 .63 1 .18 19
6 .56 54,188 0 .66 0 .65 3 .44 25
0 .91 52,296 0 .66 0 .64 3 .21 15
2 .93 61,371 0 .65 0 .64 3 .08 13
( 1 .29 ) 56,375 0 .64 0 .63 1 .20 40
( 8 .48 ) 64,053 0 .63 0 .63 2 .19 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Louisiana
Class
A
5/31/26
$ 10.18 $ 0.37 $ 0.38 $ 0.75 $ (0.35) $ — $ (0.35) $ 10.58
5/31/25
10.56 0.31 (0.37) (0.06) (0.32) — (0.32) 10.18
5/31/24
10.41 0.31 0.14 0.45 (0.30) — (0.30) 10.56
5/31/23
10.75 0.29 (0.35) (0.06) (0.28) — (0.28) 10.41
5/31/22
11.64 0.26 (0.90) (0.64) (0.25) — (0.25) 10.75
Class
C
5/31/26
10.13 0.28 0.38 0.66 (0.27) — (0.27) 10.52
5/31/25
10.51 0.22 (0.36) (0.14) (0.24) — (0.24) 10.13
5/31/24
10.36 0.22 0.15 0.37 (0.22) — (0.22) 10.51
5/31/23
10.70 0.21 (0.35) (0.14) (0.20) — (0.20) 10.36
5/31/22
11.58 0.17 (0.90) (0.73) (0.15) — (0.15) 10.70
Class
I
5/31/26
10.20 0.39 0.38 0.77 (0.38) — (0.38) 10.59
5/31/25
10.58 0.33 (0.37) (0.04) (0.34) — (0.34) 10.20
5/31/24
10.43 0.33 0.15 0.48 (0.33) — (0.33) 10.58
5/31/23
10.78 0.31 (0.36) (0.05) (0.30) — (0.30) 10.43
5/31/22
11.66 0.29 (0.90) (0.61) (0.27) — (0.27) 10.78
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
7 .49% $ 115,327 0 .84% 0 .80% 3 .54% 17%
( 0 .64 ) 119,708 0 .83 0 .80 2 .89 20
4 .41 131,662 0 .83 0 .80 2 .93 15
( 0 .53 ) 140,021 0 .80 0 .80 2 .78 12
( 5 .61 ) 156,506 0 .79 0 .79 2 .31 18
6 .56 3,220 1 .64 1 .60 2 .72 17
( 1 .43 ) 4,961 1 .63 1 .60 2 .08 20
3 .61 6,368 1 .63 1 .60 2 .13 15
( 1 .32 ) 8,586 1 .60 1 .60 1 .98 12
( 6 .34 ) 11,782 1 .59 1 .59 1 .51 18
7 .61 94,388 0 .64 0 .60 3 .75 17
( 0 .41 ) 93,577 0 .63 0 .60 3 .11 20
4 .64 75,683 0 .63 0 .60 3 .13 15
( 0 .39 ) 63,117 0 .60 0 .60 2 .98 12
( 5 .31 ) 60,228 0 .59 0 .59 2 .51 18

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
North Carolina
Class
A
5/31/26
$ 9.69 $ 0.32 $ 0.34 $ 0.66 $ (0.31) $ — $ (0.31) $ 10.04
5/31/25
9.91 0.29 (0.23) 0.06 (0.28) — (0.28) 9.69
5/31/24
9.94 0.27 (0.04) 0.23 (0.26) — (0.26) 9.91
5/31/23
10.26 0.23 (0.34) (0.11) (0.21) — (0.21) 9.94
5/31/22
11.40 0.18 (1.14) (0.96) (0.18) — (0.18) 10.26
Class
C
5/31/26
9.69 0.24 0.35 0.59 (0.23) — (0.23) 10.05
5/31/25
9.91 0.21 (0.22) (0.01) (0.21) — (0.21) 9.69
5/31/24
9.95 0.19 (0.05) 0.14 (0.18) — (0.18) 9.91
5/31/23
10.28 0.15 (0.35) (0.20) (0.13) — (0.13) 9.95
5/31/22
11.41 0.09 (1.13) (1.04) (0.09) — (0.09) 10.28
Class
I
5/31/26
9.72 0.34 0.34 0.68 (0.33) — (0.33) 10.07
5/31/25
9.94 0.31 (0.22) 0.09 (0.31) — (0.31) 9.72
5/31/24
9.98 0.29 (0.05) 0.24 (0.28) — (0.28) 9.94
5/31/23
10.31 0.25 (0.35) (0.10) (0.23) — (0.23) 9.98
5/31/22
11.45 0.20 (1.14) (0.94) (0.20) — (0.20) 10.31
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .89% $ 193,777 0 .80% 0 .79% 3 .17% 13%
0 .59 208,829 0 .81 0 .79 2 .91 18
2 .32 189,767 0 .80 0 .78 2 .67 20
( 1 .06 ) 201,018 0 .81 0 .78 2 .27 23
( 8 .56 ) 201,287 0 .77 0 .76 1 .62 18
6 .16 2,989 1 .60 1 .59 2 .37 13
( 0 .19 ) 3,530 1 .61 1 .59 2 .09 18
1 .43 5,240 1 .60 1 .58 1 .87 20
( 1 .92 ) 7,570 1 .61 1 .58 1 .47 23
( 9 .20 ) 11,535 1 .57 1 .56 0 .83 18
7 .13 291,075 0 .60 0 .59 3 .37 13
0 .83 287,541 0 .61 0 .59 3 .10 18
2 .45 328,922 0 .60 0 .58 2 .87 20
( 0 .91 ) 334,967 0 .61 0 .58 2 .47 23
( 8 .32 ) 412,225 0 .57 0 .56 1 .83 18

Notes to Financial Statements
1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen
Louisiana Municipal Bond Fund (“Louisiana”) and Nuveen North Carolina Municipal Bond Fund (“North Carolina”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Fund
Gross
Custodian Fee
Credits
Georgia
$ —
Louisiana
—
North Carolina
—

Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
 Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

Notes to Financial Statements
(continued)
evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
The carrying value of the Funds’ “Receivable for sale of Vistra Vision interest” approximates fair value. The “Receivable for sale of Vistra Vision interest” is classified as Level 2 and further described in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
Georgia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 141,384,508 $ – $ 141,384,508
$ – $ 141,384,508 $ – $ 141,384,508
Louisiana
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 209,232,754 $ – $ 209,232,754
$ – $ 209,232,754 $ – $ 209,232,754
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 1,954,516 $ – $ 1,954,516
$ – $ 1,954,516 $ – $ 1,954,516
North Carolina
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 483,683,282 $ – $ 483,683,282
$ – $ 483,683,282 $ – $ 483,683,282

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse
Floaters.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, a Fund will receive proceeds from the sale over a series of payments from Vistra through December 31,
2026. The resulting receivable has been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the
Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Georgia
$ 36,561,413 $ 46,073,055
Louisiana
35,400,919 48,019,869
North Carolina
61,765,117 88,098,863

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
Georgia Shares Value Shares Value
Subscriptions:
Class A 625,000 $5,986,487 1,171,830 $11,327,080
Class A - automatic conversion of Class C 190 1,833 275 2,674
Class C 15,856 151,679 23,196 225,551
Class I 1,652,386 15,812,463 1,836,068 17,771,768
Total subscriptions 2,293,432 21,952,462 3,031,369 29,327,073
Reinvestments of distributions:
Class A 274,943 2,640,842 292,113 2,839,971
Class C 3,957 37,872 4,740 45,967
Class I 138,634 1,327,900 161,425 1,566,481
Total reinvestments of distributions 417,534 4,006,614 458,278 4,452,419
Redemptions:
Class A (2,065,377) (19,831,106) (3,162,547) (30,748,705)
Class C (67,225) (645,821) (82,513) (804,543)
Class C - automatic conversion to Class A (190) (1,833) (276) (2,674)
Class I (1,761,588) (16,762,391) (2,809,436) (27,131,157)
Total redemptions (3,894,380) (37,241,151) (6,054,772) (58,687,079)
Net increase (decrease) (1,183,414) $(11,282,075) (2,565,125) $(24,907,587)
Year Ended
5/31/26
Year Ended
5/31/25
Louisiana Shares Value Shares Value
Subscriptions:
Class A 1,049,938 $10,889,805 1,186,685 $12,536,781
Class C 27,244 284,250 52,176 553,449
Class I 2,116,872 22,127,866 3,811,221 40,566,556
Total subscriptions 3,194,054 33,301,921 5,050,082 53,656,786
Reinvestments of distributions:
Class A 330,651 3,451,420 317,478 3,352,148
Class C 9,520 98,687 11,917 125,281
Class I 287,582 3,008,438 247,215 2,612,741
Total reinvestments of distributions 627,753 6,558,545 576,610 6,090,170
Redemptions:
Class A (2,233,512) (23,314,783) (2,211,114) (23,316,138)
Class C (220,447) (2,279,131) (180,165) (1,903,133)
Class I (2,668,869) (27,801,512) (2,034,482) (21,338,492)
Total redemptions (5,122,828) (53,395,426) (4,425,761) (46,557,763)
Net increase (decrease) (1,301,021) $(13,534,960) 1,200,931 $13,189,193

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
5/31/26
Year Ended
5/31/25
North Carolina Shares Value Shares Value
Subscriptions:
Class A 2,712,388 $26,696,302 8,045,584 $79,487,360
Class A - automatic conversion of Class C 28,144 277,575 17,026 169,744
Class C 38,772 389,124 106,592 1,065,945
Class I 7,704,235 76,770,881 8,039,247 80,461,088
Total subscriptions 10,483,539 104,133,882 16,208,449 161,184,137
Reinvestments of distributions:
Class A 598,660 5,950,948 520,989 5,205,208
Class C 7,093 70,537 8,097 81,042
Class I 710,910 7,093,967 713,102 7,158,127
Total reinvestments of distributions 1,316,663 13,115,452 1,242,188 12,444,377
Redemptions:
Class A (5,598,272) (55,292,984) (6,184,981) (61,486,168)
Class C (84,368) (832,554) (262,083) (2,635,667)
Class C - automatic conversion to Class A (28,141) (277,575) (17,015) (169,744)
Class I (9,099,320) (89,660,915) (12,253,107) (122,201,329)
Total redemptions (14,810,101) (146,064,028) (18,717,186) (186,492,908)
Net increase (decrease) (3,009,899) $(28,814,694) (1,266,549) $(12,864,394)
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Georgia
$ 141,615,634 $ 1,916,717 $ (2,147,843) $ (231,126)
Louisiana
214,138,172 2,433,965 (7,339,383) (4,905,418)
North Carolina
477,214,722 14,439,764 (7,971,204) 6,468,560

Notes to Financial Statements
(continued)
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Georgia
$ 618,245 $ — $ — $ (231,126) $ (20,624,557) $ — $ (389,811) $ (20,627,249)
Louisiana
946,678 38,981 — (4,905,418) (9,437,864) — (612,227) (13,969,850)
North Carolina
1,900,688 — — 6,468,560 (56,938,500) — (1,338,573) (49,907,825)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2026 through May 31, 2026 and paid on June
1, 2026.
5/31/26 5/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Georgia
$ 4,785,984 $ 10,986 $ — $ 5,183,218 $ — $ —
Louisiana
$ 7,343,584 $ 194,570 $ — $ 6,731,196 $ 299,793 $ —
North Carolina
$ 15,772,763 $ — $ — $ 15,692,257 $ — $ —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
Georgia $ 5,493,940 $ 15,130,617 $ 20,624,557
Louisiana 5,924,241 3,513,623 9,437,864
North Carolina 17,692,519 39,245,981 56,938,500
Average Daily Net Assets Georgia Louisiana North Carolina
For the first $125 million 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level fee and complex-level fee for each Fund was as follows:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Fund did not engage in cross-trades pursuant to these procedures.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Georgia
0.3500% 0.1545% 0.5045%
Louisiana
0.3400 0.1545 0.4945
North Carolina
0.3300 0.1545 0.4845
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Georgia
$ 33,466 $ 32,073
Louisiana
87,919 83,635
North Carolina
134,855 130,427
Fund
Commission
Advances
(Unaudited)
Georgia
$ 24,119
Louisiana
58,111
North Carolina
105,122

Notes to Financial Statements
(continued)
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the current fiscal period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
12b-1 Fees
Retained
(Unaudited)
Georgia
$ 1,487
Louisiana
3,653
North Carolina
4,976
Fund
CDSC
Retained
(Unaudited)
Georgia
$ 1,247
Louisiana
2,648
North Carolina
4,462
Fund
Maximum
Outstanding
Balance
Georgia
$ 3,104,869
Louisiana
5,600,000
North Carolina
23,500,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Georgia
3 $ 1,501,450 5.07%
Louisiana
24 2,755,084 5.18
North Carolina
5 14,472,705 5.39

10. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Georgia
$ —
Louisiana
—
North Carolina
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Georgia Municipal Bond Fund

Nuveen Louisiana Municipal Bond Fund

Nuveen North Carolina Municipal Bond Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust III approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Georgia Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Third Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

Nuveen Louisiana Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Second Quartile	Second Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

Nuveen North Carolina Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Fourth Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust III

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2026	By:	/s/ Marc Cardella
Marc Cardella Vice President and Controller (principal financial officer)